Statement of Stockholders Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription received in advance [Member]	Deficit Accumulated During the Development Stage [Member]	Total
Beginning Balance at Feb. 02, 2005
Capital stock issued for cash at $0.02 per share, October 30, 2005	$ 3,500	$ 66,500			$ 70,000
Capital stock issued for cash at $0.02 per share, October 30, 2005 (Shares)	3,500,000
Net loss				(4,013)	(4,013)
Ending Balance at Jan. 31, 2006	3,500	66,500		(4,013)	65,987
Ending Balance (Shares) at Jan. 31, 2006	3,500,000
Donated services		4,500			4,500
Net loss				(78,772)	(78,772)
Ending Balance at Jan. 31, 2007	3,500	71,000		(82,785)	(8,285)
Ending Balance (Shares) at Jan. 31, 2007	3,500,000
Net loss				(33,845)	(33,845)
Ending Balance at Jan. 31, 2008	3,500	71,000		(116,630)	(42,130)
Ending Balance (Shares) at Jan. 31, 2008	3,500,000
Net loss				(41,175)	(41,175)
Ending Balance at Jan. 31, 2009	3,500	71,000		(157,805)	(83,305)
Ending Balance (Shares) at Jan. 31, 2009	3,500,000
Net loss				(18,855)	(18,855)
Ending Balance at Jan. 31, 2010	3,500	71,000		(176,660)	(102,160)
Ending Balance (Shares) at Jan. 31, 2010	3,500,000
Subscriptions received in advance			99,960
Net loss				(31,001)	(31,001)
Ending Balance at Jan. 31, 2011	$ 3,500	$ 71,000	$ 99,960	$ (207,661)	$ (33,201)
Ending Balance (Shares) at Jan. 31, 2011	3,500,000